Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss before income tax includes the following specific
Scientific Advisory Board costs		$ 31
Employee benefits expense- salaries & wages and staff benefits	$ 2,161	2,250	$ 1,665
Employee benefits expense- superannuation	36	29	25
Employee benefits expense- share based payments	485	702	365
Total research & development (excluding amortisation)	15,511	13,695	18,300
Amortisation	1,869	1,869	1,869
Total research & development	17,380	15,564	20,169
Net foreign exchange (gain) / loss	(20)	46	(2,154)
Minimum lease payments	124	152	73
Defined contribution superannuation expense	88	131	138
Employee benefits expense G&A
- salaries & wages and staff benefits	486	1,467	1,674
- superannuation	52	102	129
- share based payments	48	457	1,310
Total employee benefits expense G&A	586	2,026	3,113
EVT-801 program costs [member]
Loss before income tax includes the following specific
Research and development	5,277	5,060	2,520
Cantrixil program costs [member]
Loss before income tax includes the following specific
Research and development	1	5	12
Paxalisib program costs [member]
Loss before income tax includes the following specific
Research and development	7,551	5,618	13,713
Paxalisib licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	1,084	1,084	1,084
Evotec Licensing Agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 785	$ 785	$ 785